Property and equipment, net (Tables)	6 Months Ended
Sep. 30, 2021
Property and equipment, net
Summary of property and equipment

	As of
	September 30, 2021	March 31, 2021
Server hardware	$21,240,348	$22,242,229
Vehicles	118,573	117,023
	21,358,921	22,359,252
Less: accumulated depreciation	(8,896,823)	(8,633,295)
Property and equipment, net	$12,462,098	$13,725,957